Employee Benefit Plans (Total Expense From Continuing Operations For Defined Contribution Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined contribution plans	$ 6.4	$ 6.1	$ 5.3